Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Transfers And Servicing Of Financial Assets [Text Block]

Note 15 – Transfers of financial assets and servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA, FNMA and FHLMC securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. The securities issued through these transactions are guaranteed by the corresponding agency and, as such, under seller/service agreements the Corporation is required to service the loans in accordance with the agencies' servicing guidelines and standards. Substantially, all mortgage loans securitized by the Corporation in GNMA, FNMA and FHLMC securities have fixed rates and represent conforming loans. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in the past, has sold certain loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 30 to the consolidated financial statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2014 and 2013 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain of $32.8 million and $37.3 million, respectively, during the years ended December 31, 2014 and 2013 related to the residential mortgage loan securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2014 and 2013:

	Proceeds obtained during the year ended December 31, 2014
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$674,557	-	$674,557
Mortgage-backed securities - FNMA	-	225,047	-	225,047
Total trading account securities	-	$899,604	-	$899,604
Mortgage servicing rights	-	-	$11,560	$11,560
Total	-	$899,604	$11,560	$911,164

	Proceeds obtained during the year ended December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Trading account securities:
Mortgage-backed securities - GNMA	-	$919,980	-	$919,980
Mortgage-backed securities - FNMA	-	438,236	-	438,236
Mortgage-backed securities - FHLMC	-	33,378	-	33,378
Total trading account securities	-	$1,391,594	-	$1,391,594
Mortgage servicing rights	-	-	$17,639	$17,639
Total	-	$1,391,594	$17,639	$1,409,233

During the year ended December 31, 2014 the Corporation retained servicing rights on whole loan sales involving approximately $86 million in principal balance outstanding (2013 - $152 million), with net realized gains of approximately $3.2 million (2013 - $5.3 million). All loan sales performed during the year ended December 31, 2014 and 2013 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations. These mortgage servicing rights (“MSR”) are measured at fair value.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the Corporation's loan characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2014 and 2013.

Residential MSRs
(In thousands)	2014	2013
Fair value at beginning of period	$161,099	$154,430
Purchases	-	45
Servicing from securitizations or asset transfers	12,583	19,262
Changes due to payments on loans[1]	(15,887)	(22,556)
Reduction due to loan repurchases	(2,759)	(3,871)
Changes in fair value due to changes in valuation model inputs or assumptions	(6,127)	15,024
Other disposals	(215)	(1,235)
Fair value at end of period	$148,694	$161,099
[1]	Represents the change due to collection / realization of expected cash flow over time.

Residential mortgage loans serviced for others were $15.6 billion at December 31, 2014 (2013 - $16.3 billion).

Net mortgage servicing fees, a component of mortgage banking activities in the consolidated statements of operations, include the changes from period to period in the fair value of the MSRs, including changes due to collection / realization of expected cash flows. Mortgage servicing fees, excluding fair value adjustments, for the year ended December 31, 2014 amounted to $41.8 million (2013 - $45.5 million; 2012 - $48.2 million). The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. At December 31, 2014, those weighted average mortgage servicing fees were 0.26% (2013 – 0.27%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased.

Key economic assumptions used in measuring the servicing rights derived from loans securitized or sold by the Corporation during the years ended December 31, 2014 and 2013 were as follows:

	Years ended
	December 31, 2014		December 31, 2013
Prepayment speed	6.1%		6.6%
Weighted average life	16.4	years	15.2	years
Discount rate (annual rate)	10.8%		11.0%

Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and the sensitivity to immediate changes in those assumptions at December 31, 2014 and 2013 were as follows:

Originated MSRs
	December 31,
(In thousands)	2014		2013
Fair value of servicing rights	$110,534		$115,753
Weighted average life	11.7	years	12.5	years
Weighted average prepayment speed (annual rate)	8.6%		8.0%
Impact on fair value of 10% adverse change	$(4,089)		$(3,763)
Impact on fair value of 20% adverse change	$(7,995)		$(7,459)
Weighted average discount rate (annual rate)	11.5%		11.6%
Impact on fair value of 10% adverse change	$(4,492)		$(4,930)
Impact on fair value of 20% adverse change	$(8,701)		$(9,595)

The banking subsidiaries also own servicing rights purchased from other financial institutions. The fair value of purchased MSRs, their related valuation assumptions and the sensitivity to immediate changes in those assumptions at December 31, 2014 and 2013 were as follows:

Purchased MSRs
	December 31,
(In thousands)	2014		2013
Fair value of servicing rights	$38,160		$45,346
Weighted average life	11.0	years	10.9	years
Weighted average prepayment speed (annual rate)	9.1%		9.2%
Impact on fair value of 10% adverse change	$(1,620)		$(1,969)
Impact on fair value of 20% adverse change	$(2,924)		$(3,478)
Weighted average discount rate (annual rate)	10.7%		10.8%
Impact on fair value of 10% adverse change	$(1,603)		$(2,073)
Impact on fair value of 20% adverse change	$(2,877)		$(3,655)

The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2014, the Corporation serviced $2.1 billion (2013 - $2.5 billion) in residential mortgage loans with credit recourse to the Corporation.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA's prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA's specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2014, the Corporation had recorded $81 million in mortgage loans on its consolidated statements of financial condition related to this buy-back option program (2013 - $48 million). As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation. During the year ended December 31, 2014, the Corporation repurchased approximately $145 million of mortgage loans under the GNMA buy-back option program (2013 - $209 million). The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. Furthermore, due to their guaranteed nature, the risk associated with the loans is minimal. The Corporation places these loans under its loss mitigation programs and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.

The Corporation also has the rights to service a portfolio of Small Business Administration (“SBA”) commercial loans. The SBA servicing rights are measured at the lower of cost or fair value method. The following table presents the activity in the SBA servicing rights for the years ended December 31, 2014 and 2013. During 2014 and 2013, the Corporation did not execute any sale of SBA loans.

(In thousands)	2014	2013
Balance at beginning of year	$440	$695
Amortization	(180)	(255)
Balance at end of year	$260	$440
Fair value at end of year	$1,016	$1,609

SBA loans serviced for others were $427 million at December 31, 2014 (2013 - $451 million).

In 2014 weighted average servicing fees on the SBA serviced loans were approximately 1.00% (2013 - 1.02%).

Key economic assumptions used to estimate the fair value of SBA loans and the sensitivity to immediate changes in those assumptions were as follows:

SBA Loans
(In thousands)	2014		2013
Carrying amount of retained interests	$260		$440
Fair value of retained interests	$1,016		$1,609
Weighted average life	2.8	years	3.0	years
Weighted average prepayment speed (annual rate)	7.9%		7.2%
Impact on fair value of 10% adverse change	$(18)		$(27)
Impact on fair value of 20% adverse change	$(38)		$(56)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(28)		$(46)
Impact on fair value of 20% adverse change	$(57)		$(94)

Quantitative information about delinquencies, net credit losses, and components of securitized financial assets and other assets managed together with them by the Corporation, including its own loan portfolio, for the years ended December 31, 2014 and 2013, are disclosed in the following tables. Loans securitized/sold represent loans in which the Corporation has continuing involvement in the form of credit recourse.

2014
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$8,134,576	$278,326	$53,990
Construction	251,820	13,812	(3,746)
Legacy	81,137	3,476	(892)
Lease financing	564,389	4,348	3,961
Mortgage	8,741,757	1,164,513	54,041
Consumer	3,875,581	99,595	109,737
Covered loans	2,542,662	540,369	66,154
Less:
Loans securitized / sold	(2,138,705)	(183,876)	(1,314)
Loans held-for-sale	(106,104)	(19,878)	(35,674)
Loans held-in-portfolio	$21,947,113	$1,900,685	$246,257

2013
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$10,037,787	$305,488	$270,266
Construction	206,084	23,771	(6,796)
Legacy	211,135	17,148	(2,583)
Lease financing	543,761	5,102	3,506
Mortgage	9,315,454	1,033,419	260,682
Consumer	3,932,226	95,329	96,971
Covered loans	2,984,427	771,662	76,210
Less:
Loans securitized / sold	(2,524,155)	(196,590)	(5,641)
Loans held-for-sale	(110,426)	(1,184)	(362,645)
Loans held-in-portfolio	$24,596,293	$2,054,145	$329,970